Property and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

As of June 30, 2024 and 2025, property and equipment, net consist of the following:

	As of June 30,
	2025	2024
Office equipment	25,392	25,527
Gross amount	$25,392	$25,527
Less: Accumulated depreciation	18,968	14,629
Net changes in foreign exchange impact	(112)	—
Total property and equipment, net	$6,536	$10,898

Depreciation expenses were US$4,623 and US$4,339 for the years ended June 30, 2024 and 2025, respectively. No impairment charges were recorded for the years ended June 30, 2024 and 2025, respectively.